SCHEDULE OF FIXED ASSETS, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	$ 1,460	$ 1,430
Leasehold improvement	1,148	1,000
Accumulated depreciation	1,148	1,000
Carrying amount	312	430
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	734	712
Leasehold improvement	751	673
Accumulated depreciation	751	673
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	408	408
Leasehold improvement	275	225
Accumulated depreciation	275	225
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	169	164
Leasehold improvement	34	29
Accumulated depreciation	34	29
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	149	146
Leasehold improvement	88	73
Accumulated depreciation	$ 88	$ 73